Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,993,769	$ 3,408,714
Less: allowance for credit losses	(81,734)	(125,448)	$ (114,486)
Accounts receivable, net	$ 5,912,035	$ 3,283,266